Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cemex [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Rental expense	$ 104	$ 89	$ 96